Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents
Cash and cash equivalents

	As of December 31,
	2011	2010
Cash	945	560
Cash equivalents	2,586	7,024
	3,531	7,584